MEZZANINE EQUITY AND WARRANT LIABILITIES (Details)	Dec. 31, 2023 $ / shares	Nov. 07, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jul. 03, 2022 $ / shares
Risk-free rate
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		4.37		2.60
Risk-free rate | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3.95		4.12
Risk-free rate | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	4.97		4.53
Risk-free rate | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3.94		4.12
Volatility
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		53.29		57.21
Volatility | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	58.44		55.29
Volatility | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	45.58		54.43
Volatility | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	57.54		54.38
Expected dividend rate
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		0		0
Expected dividend rate | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0		0
Expected dividend rate | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0		0
Expected dividend rate | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0		0
Spot price of underling ordinary share
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		0.88		1.035
Spot price of underling ordinary share | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0.88		0.29
Spot price of underling ordinary share | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0.88		0.29
Spot price of underling ordinary share | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	0.88		0.29
Exercise price
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding		1.8		1
Exercise price | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3		45
Exercise price | Series B Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3		45
Exercise price | Series C Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	3		45
Fair value of warrant | Series A Warrants
Mezzanine equity and warrant liabilities
Warrants and Rights Outstanding	15		24